FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about aging of trade receivables
As of August 31, 2022 and August 31, 2021, the Company’s aging of trade receivables was as follows:

	AUGUST 31, 2022	AUGUST 31, 2021
0-60 days	$42,961	$20,029
61-120 days	2,022	886
Gross trade receivables	$44,983	$20,915
Less: Expected credit losses and reserve for product returns and price adjustments	(1,121)	(710)
	$43,862	$20,205

Disclosure of detailed information about undiscounted cash flows contractual maturities
The Company is obligated to the following contractual maturities relating to their undiscounted cash flows as at August 31, 2022:

	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Accounts payable and accrued liabilities	$40,864	$40,864	$40,864	$—	$—	$—
Long-term debt	235	248	80	168	—	—
	$41,099	$41,112	$40,944	$168	$—	$—